Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan (Details) - BRL (R$) R$ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognised liabilities defined benefit plan		R$ 822,174	R$ 776,555
Current		125,312	125,230
Non-current		696,862	651,325
Medical Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognised liabilities defined benefit plan		196,283	185,802
F G T S Penalty [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognised liabilities defined benefit plan	[1]	294,012	282,229
Award For Length Of Service [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognised liabilities defined benefit plan		113,900	108,908
Others [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognised liabilities defined benefit plan		R$ 217,979	R$ 199,616

[1]	FGTS – Government Severance Indemnity Fund for Employees